Schedule II.-Valuation and Qualifying Accounts and Reserves	12 Months Ended
Mar. 31, 2011
Schedule II.-Valuation and Qualifying Accounts and Reserves

Schedule II.—Valuation and Qualifying Accounts and Reserves

ORIX Corporation and Subsidiaries

For the year ended March 31, 2009

	Millions of yen
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Closed office lease obligations	¥500	¥0	¥202	¥(472)	¥(82)	¥148
Disposal of equipment	0	0	28	(28)	0	0
Severance and other benefits to terminated employees	24	0	20	(44)	0	0
Other costs	5	0	0	(4)	(1)	0

Total	¥529	¥0	¥250	¥(548)	¥(83)	¥148

Deferred tax assets: valuation allowance*	¥41,565	¥1,351	¥7,743	¥(5,059)	¥(965)	¥44,635

For the year ended March 31, 2010
	Millions of yen
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Closed office lease obligations	¥148	¥0	¥9	¥(85)	¥25	¥97
Disposal of equipment	0	0	3	(3)	0	0
Severance and other benefits to terminated employees	0	0	16	0	0	16

Total	¥148	¥0	¥28	¥(88)	¥25	¥113

Deferred tax assets: valuation allowance*	¥44,635	¥100	¥3,501	¥(5,448)	¥58	¥42,846

For the year ended March 31, 2011
	Millions of yen
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Closed office lease obligations	¥97	¥0	¥42	¥(59)	¥(2)	¥78
Severance and other benefits to terminated employees	16	0	0	(16)	0	0

Total	¥113	¥0	¥42	¥(75)	¥(2)	¥78

Deferred tax assets: valuation allowance*	¥42,846	¥669	¥6,220	¥(22,778)	¥(163)	¥26,794

*	The amount of deduction includes reductions of goodwill, expiry of loss carryforwards and sales of subsidiary.